Assets and liabilities that are measured and recognized at fair value (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Level 1
Derivative liability		$ 0
Level 2
Derivative liability		0
Level 3
Derivative liability		(26,627)
Total		(26,627)
Derivative liability	(127,451)
Total	(127,451)
Total Gains and (Losses)
Derivative liability		22,102
Total		22,102
Derivative liability	$ (100,824)